Reverse Recapitalization - Elements Reconciled the Reserve Recapitalization (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization [Abstract]
Funds held in KVSB's trust account	$ 416,400	$ 416,359
Funds held in KVSB's operating cash account	200	194
Proceeds from the PIPE Investment	270,000	270,000
Less: amount paid to redeem public shares of KVSB's Class A common stock	(12,200)	(12,221)
Less: transaction costs incurred by KVSB		(45,843)
Proceeds from the Reverse Recapitalization	$ 628,500	628,489	$ 0
Less: non-cash liabilities assumed from KVSB		(203)
Less: unpaid deferred transaction costs		(314)
Less: payment of transaction costs related to the Reverse Recapitalization		(5,384)
Net cash from issuance of common stock upon the Reverse Recapitalization, net of issuance costs		$ 622,588